Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments

Note H: Financial Instruments

The Corporation's financial instruments include temporary cash investments, accounts receivable, notes receivable, bank overdraft, publicly registered long-term notes and debentures and other long-term debt.

Temporary cash investments are placed primarily in money market funds, money market demand deposit accounts and Eurodollar time deposits with the following financial institutions: Bank of America, N.A., Branch Banking and Trust Company, JPMorgan Chase Bank, N.A., Regions Bank, Fifth Third and Wells Fargo Bank, N.A. The Corporation's cash equivalents have maturities of less than three months. Due to the short maturity of these investments, they are carried on the consolidated balance sheets at cost, which approximates fair value.

Customer receivables are due from a large number of customers, primarily in the construction industry, and are dispersed across wide geographic and economic regions. However, customer receivables are more heavily concentrated in certain states (see Note A). The estimated fair values of customer receivables approximate their carrying amounts.

Notes receivable are primarily related to divestitures and are not publicly traded. However, using current market interest rates, but excluding adjustments for credit worthiness, if any, management estimates that the fair value of notes receivable approximates its carrying amount.

The bank overdraft represents the float of outstanding checks. The estimated fair value of the bank overdraft approximates its carrying value.

The carrying values and fair values of the Corporation's long-term debt were $1,060,084,000 and $1,087,726,000, respectively, at December 31, 2011 and $1,030,759,000 and $1,051,704,000, respectively, at December 31, 2010. The estimated fair value of the Corporation's publicly registered long-term debt was estimated based on level 1 of the fair value hierarchy, quoted market prices. The estimated fair values of other borrowings approximate its carrying amounts.